Investments in Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments	Affiliated companies accounted for on the equity method as of December 31, 2020 are as follows:

Company	Country	Percent Ownership

Zeolyst International	USA	50%
Zeolyst C.V.	Netherlands	50%
Following is summarized information of the combined investments
(1)
:

	December 31,
	2020	2019

Current assets	$217,836	$244,778
Noncurrent assets	254,397	256,084
Current liabilities	65,958	51,703
Noncurrent liabilities	36,323	5,968

	Years ended December 31,
	2020	2019	2018

Sales	$275,621	$376,372	$346,975
Gross profit	88,616	143,668	125,109
Operating income	53,500	105,614	87,591
Net income	55,328	106,683	87,903

(1)
Summarized information of the combined investments is presented at 100%; the Company’s share of the net assets and net income of affiliates is calculated based on the percent ownership specified in the table above.

The following table summarizes the activity related to the Company’s investments in affiliated companies balance on the consolidated balance sheets:

	Years ended December 31,
	2020	2019

Balance at beginning of period	$471,338	$466,746
Equity in net income of affiliated companies	27,699	53,342
Charges related to purchase accounting fair value adjustments	(6,634)	(7,534)
Dividends received	(40,000)	(40,000)
Foreign currency translation adjustments	5,725	(1,216)

Balance at end of period	$458,128	$471,338